John Hancock Funds II (the Trust)

Multimanager Lifestyle Portfolios (the funds)

Supplement dated March 25, 2021 to the current prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees (the Board) approved changes to each fund’s primary benchmark as of May 1, 2021 (Effective Date). Each fund will also make changes to its custom blended benchmark as of the Effective Date.

In connection with the change described above, the following disclosure will be amended and restated as follows as of the Effective Date:

1.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Aggressive Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Aggressive Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class A (before tax)	13.48	10.82	8.80
after tax on distributions	11.88	8.34	7.18
after tax on distributions, with sale	8.92	8.06	6.77
Class C	17.05	11.06	8.53
Class I	19.20	12.18	9.15
Class R2	18.77	11.73	9.12
Class R4	19.02	12.03	9.39
Class R5	19.31	12.25	9.65
Class R6	19.36	12.31	9.69
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	17.26	13.03	10.99
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)**	11.69	13.52	10.64
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	18.40	15.22	13.88
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.82	7.45	5.51
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)**	17.79	13.51	11.13
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

2.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI All Country World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Growth Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class A (before tax)	11.88	9.57	7.99
after tax on distributions	10.15	7.20	6.31
after tax on distributions, with sale	7.90	7.01	5.99
Class C	15.33	9.79	7.72
Class I	17.50	10.90	8.34
Class R2	17.09	10.46	8.30
Class R4	17.34	10.74	8.62
Class R5	17.63	10.97	8.87
Class R6	17.65	11.03	8.87
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	15.78	11.63	9.84
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)**	11.46	12.33	9.77
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	18.40	15.22	13.88
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	16.13	12.00	9.91
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 4% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

3.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI All Country World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Balanced Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class A (before tax)	9.77	8.26	6.90
after tax on distributions	8.04	6.13	5.28
after tax on distributions, with sale	6.44	5.93	5.01
Class C	13.15	8.48	6.64
Class I	15.33	9.58	7.25
Class R2	14.95	9.16	7.21
Class R4	15.08	9.42	7.54
Class R5	15.36	9.63	7.77
Class R6	15.37	9.68	7.76
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	14.26	10.25	8.82
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)**	11.31	10.84	8.77
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	18.40	15.22	13.88
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	14.24	10.42	8.63
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
4.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI All Country World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Moderate Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class A (before tax)	6.77	6.56	5.67
after tax on distributions	5.14	4.75	4.10
after tax on distributions, with sale	4.41	4.57	3.94
Class C	10.05	6.77	5.40
Class I	12.17	7.85	6.01
Class R2	11.77	7.43	5.98
Class R4	12.00	7.68	6.26
Class R5	12.22	7.91	6.49
Class R6	12.30	7.97	6.52
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	11.51	8.07	6.96
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)**	10.08	8.92	7.26
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	7.51	4.44	3.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.88
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	12.15	8.77	7.29
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

5.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Conservative Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI All Country World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I and Class R Suite) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Conservative Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class A (before tax)	4.53	4.85	4.31
after tax on distributions	2.86	3.48	2.89
after tax on distributions, with sale	2.76	3.24	2.82
Class C	7.65	5.09	4.04
Class I	9.69	6.14	4.64
Class R2	9.26	5.72	4.61
Class R4	9.61	5.98	4.87
Class R5	9.74	6.19	5.12
Class R6	9.80	6.25	5.14
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	9.26	6.37	5.42
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)**	8.41	6.80	5.53
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	7.51	4.44	3.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.88
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	9.87	7.06	5.89
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Multimanager Lifestyle Portfolios (the funds)

Supplement dated March 25, 2021 to the current Class 1 prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees (the Board) approved changes to each fund’s primary benchmark as of May 1, 2021 (Effective Date). Each fund will also make changes to its custom blended benchmark as of the Effective Date.

In connection with the change described above, the following disclosure will be amended and restated as follows as of the Effective Date:

1.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Aggressive Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Aggressive Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class 1 (before tax)	19.30	12.25	9.73
after tax on distributions	17.26	9.31	7.69
after tax on distributions, with sale	12.19	8.88	7.21
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	17.26	13.03	10.99
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)**	11.69	13.52	10.64
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	18.40	15.22	13.88
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.82	7.45	5.51
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)**	17.79	13.51	11.13
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

2.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI All Country World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Growth Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class 1 (before tax)	17.61	10.97	8.91
after tax on distributions	15.46	8.19	6.83
after tax on distributions, with sale	11.14	7.84	6.45
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	15.78	11.63	9.84
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)**	11.46	12.33	9.77
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	18.40	15.22	13.88
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	16.13	12.00	9.91
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 4% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
3.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI All Country World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Balanced Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class 1 (before tax)	15.33	9.64	7.81
after tax on distributions	13.19	7.15	5.83
after tax on distributions, with sale	9.62	6.78	5.50
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	14.26	10.25	8.82
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)**	11.31	10.84	8.77
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	18.40	15.22	13.88
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	14.24	10.42	8.63
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

4.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI All Country World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Moderate Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class 1 (before tax)	12.23	7.92	6.57
after tax on distributions	10.24	5.79	4.69
after tax on distributions, with sale	7.55	5.45	4.46
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	11.51	8.07	6.96
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)**	10.08	8.92	7.26
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	7.51	4.44	3.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.88
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	12.15	8.77	7.29
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

5.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Conservative Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI All Country World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Conservative Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class 1 (before tax)	9.85	6.23	5.19
after tax on distributions	7.86	4.61	3.52
after tax on distributions, with sale	5.84	4.17	3.37
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	9.26	6.37	5.42
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)**	8.41	6.80	5.53
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	7.51	4.44	3.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.88
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	9.87	7.06	5.89
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Multimanager Lifestyle Portfolios (the funds)

Supplement dated March 25, 2021 to the current Class 5 prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees (the Board) approved changes to each fund’s primary benchmark as of May 1, 2021 (Effective Date). Each fund will also make changes to its custom blended benchmark as of the Effective Date.

In connection with the change described above, the following disclosure will be amended and restated as follows as of the Effective Date:

1.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Growth Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI All Country World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Growth Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class 5 (before tax)	17.70	11.03	8.96
after tax on distributions	15.52	8.22	6.87
after tax on distributions, with sale	11.19	7.87	6.49
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	15.78	11.63	9.84
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)**	11.46	12.33	9.77
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	18.40	15.22	13.88
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	16.13	12.00	9.91
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 4% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

2.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Balanced Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI All Country World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Balanced Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class 5 (before tax)	15.39	9.69	7.86
after tax on distributions	13.21	7.18	5.86
after tax on distributions, with sale	9.65	6.81	5.53
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	14.26	10.25	8.82
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)**	11.31	10.84	8.77
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	18.40	15.22	13.88
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	14.24	10.42	8.63
*	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

3.	The opening paragraph under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Moderate Portfolio is amended and restated as follows:

The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI All Country World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

The Average annual total returns table under “Past Performance” in the Fund Summary section of Multimanager Lifestyle Moderate Portfolio will also be replaced in its entirety as follows:

Average annual total returns (%)—as of 12/31/20	1 year	5 year	10 year
Class 5 (before tax)	12.32	7.98	6.62
after tax on distributions	10.30	5.82	4.71
after tax on distributions, with sale	7.60	5.48	4.49
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)*	11.51	8.07	6.96
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)**	10.08	8.92	7.26
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	7.51	4.44	3.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.88
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**	12.15	8.77	7.29
*	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
**	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

John Hancock Funds II (the Trust)

Multimanager Lifestyle Aggressive Portfolio (the fund)

Supplement dated March 25, 2021 to the current prospectus, as may be supplemented

At its meeting held on March 23-25, 2021, the Trust’s Board of Trustees approved changes to the fund’s principal investment strategies effective as of May 1, 2021 (Effective Date).

In connection with the change described above, the disclosure as it relates to the fund under “Principal investment strategies” in the “Fund summary” section of each prospectus, as of the Effective Date, will be revised and restated in its entirety as follows:

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 95% of its assets in underlying funds that invest primarily in equity securities and approximately 5% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities are permitted to increase up to 5% and decrease up to 10% and underlying funds that invest primarily in fixed-income securities are permitted to increase up to 10% and decrease up to 5%. Thus, based on its target percentage allocation of approximately 95% of assets in equity underlying funds and 5% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation ranging between 100%/0 and 85%/15%. Although variations beyond the 10% range are generally not permitted, the manager may determine, in light of market or economic conditions, that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various actively managed underlying funds that, as a group, hold a wide range of equity-type securities. The fund may also invest in various passively managed underlying funds. Equity-type securities include small-, mid-, and large-capitalization stocks; domestic and foreign securities (including emerging-market securities); and sector holdings. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities.

The fund may also invest in various underlying funds that invest in alternative and specialty asset classes. The fund may invest in affiliated and nonaffiliated investment companies. In addition to investing in exchange-traded funds (ETFs), the fund may also invest in U.S. government securities and derivatives, such as credit default swaps and options on equity index futures, interest-rate swaps, and foreign currency forward contracts, in each case for the purposes of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. The fund may also directly invest in exchange-traded notes (ETNs). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, and partnerships, and short-selling securities.

The Target allocation among underlying funds (%) table in the “Principal Investment Strategies” portion of the “Fund details” section of each prospectus, as of the Effective Date, will be amended and restated in its entirety as follows:

Target allocation among underlying funds (%)

Portfolio	Equity funds	Fixed-income funds
Multimanager Lifestyle Aggressive Portfolio	95	5
Multimanager Lifestyle Growth Portfolio	80	20
Multimanager Lifestyle Balanced Portfolio	60	40
Multimanager Lifestyle Moderate Portfolio	40	60
Multimanager Lifestyle Conservative Portfolio	20	80

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.